Current and Future Changes Accounting policies - Summary of Exposures to Interest Rate Benchmarks Subject to IBOR Reform (Parenthetical) (Detail) $ in Millions	Apr. 30, 2021 CAD ($)
EURIBOR [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional amount of derivatives	$ 1,642,000
Carrying amounts of non-derivative financial assets	364
Non-derivative financial liabilities	3
US LIBOR [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Carrying amounts of non-derivative financial assets	101,000
US LIBOR [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Carrying amounts of non-derivative financial assets	7,000
US LIBOR [member] | Loans [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Carrying amounts of non-derivative financial assets	56,000
US LIBOR [member] | Debt securities at amortized cost [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Carrying amounts of non-derivative financial assets	39,000
US LIBOR [member] | Interest rate risk [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional amount of derivatives	164,000
US LIBOR [member] | Foreign exchange risk [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional amount of derivatives	17,000
US LIBOR [member] | No maturity [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Carrying amounts of non-derivative financial assets	2,000
Non-derivative financial liabilities	$ 1,000